BROOKFIELD REAL ASSETS INCOME FUND INC.
Schedule of Investments (Unaudited)
March 31, 2020
	Principal Amount (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.4%
U.S. Government Agency Collateralized Mortgage Obligations - 0.0%
Federal National Mortgage Association
Series 1997-79, Class PL, 6.85%, 12/18/27	$74	$84,322
Total U.S. Government Agency Collateralized Mortgage Obligations		84,322
U.S. Government Agency Pass-Through Certificates - 0.4%
Federal Home Loan Mortgage Corporation
Pool C69047, 7.00%, 06/01/32	157	182,342
Pool C56878, 8.00%, 08/01/31	40	41,083
Pool C58516, 8.00%, 09/01/31	33	33,039
Pool C59641, 8.00%, 10/01/31	61	64,148
Pool C55166, 8.50%, 07/01/31	83	88,136
Pool C55167, 8.50%, 07/01/31	49	51,133
Pool C55169, 8.50%, 07/01/31	50	51,988
Pool G01466, 9.50%, 12/01/22	2	2,451
Pool 555559, 10.00%, 03/01/21	0	109
Pool 555538, 10.00%, 03/01/21	0	1
Federal National Mortgage Association
Pool 761836, 6.00%, 06/01/33	185	204,893
Pool 948362, 6.50%, 08/01/37	20	23,162
Pool 645912, 7.00%, 06/01/32	170	195,440
Pool 645913, 7.00%, 06/01/32	234	271,273
Pool 650131, 7.00%, 07/01/32	226	261,857
Pool 827853, 7.50%, 10/01/29	20	19,860
Pool 545990, 7.50%, 04/01/31	229	261,357
Pool 255053, 7.50%, 12/01/33	66	77,513
Pool 735576, 7.50%, 11/01/34	230	275,816
Pool 896391, 7.50%, 06/01/36	81	84,712
Pool 735800, 8.00%, 01/01/35	194	235,839
Pool 636449, 8.50%, 04/01/32	206	237,596
Pool 458132, 8.78%, 03/15/31	55	59,447
Pool 545436, 9.00%, 10/01/31	151	184,192
Total U.S. Government Agency Pass-Through Certificates		2,907,387
Total U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $2,676,190)		2,991,709
SECURITIZED CREDIT - 39.8%
Commercial Mortgage-Backed Securities - 5.7%
CDO Repack SPC Ltd.
Series 2006-CLF1, Class D1, 1.00%, 05/20/30 (e) (u)	4,140	4,289,773
Class B Notes
Browns Bridge, 9.50%, 11/01/20 (Acquired 10/28/15, Cost $118,000) (f) (l) (p)	118	117,274
Fayetteville, 9.50%, 11/01/20 (Acquired 10/28/15, Cost $28,444) (f) (l) (p)	28	28,469
Marshalls, 9.50%, 11/01/20 (Acquired 10/28/15, Cost $366,637) (f) (l) (p)	367	366,828
Moreland Avenue, 9.23%, 11/01/20 (Acquired 11/16/15, Cost $219,441) (f) (l) (p)	219	217,650
North River, 9.50%, 11/01/20 (Acquired 10/28/15, Cost $186,154) (f) (l) (p)	186	186,775
St. Louis Holiday Inn, 10.08%, 07/01/20 (Acquired 06/25/15, Cost $1,943,107) (f) (l) (p)	1,943	1,922,182
Town and Country, 9.50%, 11/01/20 (Acquired 10/28/15, Cost $486,276) (f) (l) (p)	486	484,093
Hilton USA Trust
Series 2016-HHV, Class E, 4.19%, 11/05/38 (e) (v)	20,000	12,614,072
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2008-C2, Class AM, 6.57%, 02/12/51 (v)	6,503	4,220,967
Morgan Stanley Capital I Trust
Series 2007-T25, Class AJ, 5.57%, 11/12/49 (v)	5,857	5,862,480
Series 2007-T27, Class AJ, 5.95%, 06/11/42 (v)	2,210	2,205,365
Soundview Home Loan Trust
Series 2006-EQ1, Class A3, 1.11% (1 Month LIBOR USD + 0.16%), 10/25/36 (r) (s) (v)	11,883	11,539,356
Total Commercial Mortgage-Backed Securities		44,055,284
Interest-Only Securities - 0.5%
Government National Mortgage Association
Series 2010-132, Class IO, 0.41%, 11/16/52 (v)	995	43,327
JP Morgan Mortgage Trust
Series 2015-4, Class 2X1, 0.28%, 06/25/45 (e) (v)	80,005	686,680
Series 2014-5, Class AX4, 0.46%, 10/25/29 (e) (v)	7,546	52,056
Vendee Mortgage Trust
Series 1997-2, Class IO, 0.00%, 06/15/27 (v)	4,458	4
Voyager CNTYW Delaware Trust
Series 2009-1, Class 3QB1, 23.31%, 03/16/30 (e) (v)	3,414	3,029,639
Total Interest-Only Securities		3,811,706

Other - 4.1%
GMACM Home Equity Loan Trust
Series 2005-HE3, Class A2, 1.45% (1 Month LIBOR USD + 0.50%), 02/25/36 (s) (v)	1,400	1,286,291
Series 2005-HE3, Class A1VN, 1.45% (1 Month LIBOR USD + 0.50%), 02/25/36 (s) (v)	1,254	1,195,929
Series 2007-HE2, Class A2, 6.05%, 12/25/37 (v)	1,005	975,942
Series 2007-HE2, Class A3, 6.19%, 12/25/37 (v)	1,937	1,886,636
GMACM Home Loan Trust
Series 2006-HLTV, Class A5, 6.51%, 10/25/29 (s)	507	506,085
Irwin Home Equity Loan Trust
Series 2006-1, Class 2A3, 6.27%, 09/25/35 (e) (s)	1,430	1,435,887
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40 (v)	8,265	8,378,709
Mid-State Capital Corporation Trust
Series 2004-1, Class M1, 6.50%, 08/15/37	2,061	2,133,115
Series 2004-1, Class M2, 8.11%, 08/15/37	1,698	1,822,167
Series 2004-1, Class B, 8.90%, 08/15/37	515	555,438
Mid-State Trust X
Series 10, Class B, 7.54%, 02/15/36	3,081	3,204,058
Oakwood Mortgage Investors, Inc.
Series 2001-E, Class A4, 6.81%, 12/15/31	4,751	4,722,013
Series 2001-D, Class A4, 6.93%, 09/15/31 (v)	693	522,180
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class D, 4.39%, 01/05/43 (e) (v)	4,750	3,309,974
Total Other		31,934,424
Residential Mortgage-Backed Securities - 29.5%
Alternative Loan Trust
Series 2007-OA3, Class 1A1, 1.09% (1 Month LIBOR USD + 0.14%), 04/25/47 (s) (v)	10,519	8,525,951
Series 2007-HY6, Class A1, 1.16% (1 Month LIBOR USD + 0.21%), 08/25/47 (s) (v)	3,358	2,694,687
Series 2007-2CB, Class 2A11, 1.35% (1 Month LIBOR USD + 0.40%), 03/25/37 (v)	3,615	1,687,226
Series 2005-51, Class 4A1, 1.41% (1 Month LIBOR USD + 0.64%), 11/20/35 (s) (v)	2,275	1,812,023
Series 2005-10CB, Class 1A1, 1.45% (1 Month LIBOR USD + 0.50%), 05/25/35 (v)	2,220	1,651,092
Series 2007-16CB, Class 4A5, 1.45% (1 Month LIBOR USD + 0.50%), 08/25/37 (v)	6,436	4,506,784
Series 2006-19CB, Class A9, 1.65% (1 Month LIBOR USD + 0.70%), 08/25/36 (v)	2,777	1,493,848
Series 2005-84, Class 2A1, 3.67%, 02/25/36 (v)	19,663	16,361,917
Series 2007-12T1, Class A22, 5.75%, 06/25/37	2,260	1,295,190
Series 2007-15CB, Class A2, 5.75%, 07/25/37	1,302	1,014,480
Series 2007-15CB, Class A5, 5.75%, 07/25/37	1,198	933,810
Series 2006-29T1, Class 2A5, 6.00%, 10/25/36	1,693	1,286,795
Series 2006-41CB, Class 1A7, 6.00%, 01/25/37	1,459	1,047,721
Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	2,765	2,006,093
Series 2006-29T1, Class 2A6, 6.50%, 10/25/36	2,656	2,104,785
Series 2006-23CB, Class 2A7, 24.61% (1 Month LIBOR USD + 28.40%), 08/25/36 (i) (v)	1,422	2,199,335
Series 2006-29T1, Class 3A3, 68.82% (1 Month LIBOR USD + 78.40%), 10/25/36 (i) (v)	670	2,416,571
BCAP LLC Trust
Series 2010-RR6, Class 1910, 2.31% (1 Month LIBOR USD + 0.33%), 11/26/35 (e) (s) (v)	5,746	4,620,550
Series 2010-RR5, Class 5A10, 2.31% (1 Month LIBOR USD + 0.33%), 11/26/35 (e) (v)	4,556	3,680,851
Series 2012-RR4, Class 5A6, 3.72%, 05/26/36 (e) (v)	7,873	6,655,701
Series 2013-RR2, Class 3A2, 4.07%, 03/26/36 (e) (v)	2,893	2,608,216
Chase Mortgage Finance Trust
Series 2005-A2, Class 3A2, 3.56%, 01/25/36 (v)	1,529	1,217,637
Series 2007-A1, Class 11M1, 3.87%, 03/25/37 (v)	3,668	3,194,294
CHL Mortgage Pass-Through Trust
Series 2006-20, Class 1A18, 1.60% (1 Month LIBOR USD + 0.65%), 02/25/37 (v)	5,574	2,203,967
Series 2007-5, Class A29, 5.50%, 05/25/37	268	184,543
Series 2004-21, Class A10, 6.00%, 11/25/34	89	92,237
Series 2007-18, Class 1A1, 6.00%, 11/25/37	353	261,627
Citicorp Mortgage Securities Trust
Series 2006-5, Class 1A11, 1.85% (1 Month LIBOR USD + 0.90%), 10/25/36 (v)	703	532,526
Citigroup Mortgage Loan Trust
Series 2009-11, Class 8A2, 3.53%, 04/25/45 (e) (v)	3,244	2,720,004
Series 2012-6, Class 2A2, 3.98%, 08/25/36 (e) (v)	10,841	9,561,874
Series 2007-AR5, Class 1A2A, 4.06%, 04/25/37 (v)	1,148	948,610
Series 2009-6, Class 19A2, 6.00%, 03/25/36 (e) (v)	3,005	2,689,169
Series 2009-8, Class 2A2, 6.10%, 04/25/37 (e) (v)	5,921	4,419,880
Countrywide Asset-Backed Certificates
Series 2006-13, Class 1AF4, 4.26%, 01/25/37 (v)	3,570	3,365,346
Credit Suisse Mortgage Trust
Series 2011-10R, Class 3A2, 4.82%, 09/27/36 (e) (v)	2,547	2,285,970
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A6, 1.60% (1 Month LIBOR USD + 0.65%), 11/25/35 (v)	1,916	878,376
GSAMP Trust
Series 2006-NC2, Class A2C, 1.10% (1 Month LIBOR USD + 0.15%), 06/25/36 (s) (v)	628	365,264
GSR Mortgage Loan Trust
Series 2007-1F, Class 4A1, 1.25% (1 Month LIBOR USD + 0.30%), 01/25/37 (v)	7,784	2,464,955

Home Equity Asset Trust
Series 2006-7, Class 2A3, 1.10% (1 Month LIBOR USD + 0.15%), 01/25/37 (s) (v)	7,093	5,812,432
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 1A1, 3.68%, 03/25/37 (v)	1,250	1,044,331
Series 2007-AR3, Class 1A1, 4.60%, 07/25/37 (v)	2,534	2,037,053
IXIS Real Estate Capital Trust
Series 2007-HE1, Class A1, 1.01% (1 Month LIBOR USD + 0.06%), 05/25/37 (s) (v)	2,799	766,301
Series 2006-HE3, Class A2, 1.05% (1 Month LIBOR USD + 0.10%), 01/25/37 (s) (v)	772	254,358
Series 2007-HE1, Class A2, 1.06% (1 Month LIBOR USD + 0.11%), 05/25/37 (s) (v)	4,456	1,238,791
Series 2006-HE2, Class A3, 1.11% (1 Month LIBOR USD + 0.16%), 08/25/36 (s) (v)	14,588	4,669,984
Series 2007-HE1, Class A3, 1.11% (1 Month LIBOR USD + 0.16%), 05/25/37 (s) (v)	1,374	387,708
Series 2007-HE1, Class A4, 1.18% (1 Month LIBOR USD + 0.23%), 05/25/37 (s) (v)	2,605	750,468
Series 2006-HE1, Class A4, 1.55% (1 Month LIBOR USD + 0.60%), 03/25/36 (s) (v)	508	259,188
JP Morgan Mortgage Trust
Series 2007-A2, Class 3A2, 3.62%, 04/25/37 (v)	8,466	6,559,991
Series 2003-A1, Class B4, 3.67%, 10/25/33 (v)	104	84,470
Series 2003-A2, Class B4, 3.79%, 11/25/33 (v)	73	1
MASTR Asset Backed Securities Trust
Series 2006-NC3, Class A3, 1.05% (1 Month LIBOR USD + 0.10%), 10/25/36 (s) (v)	3,469	1,736,349
Series 2006-NC2, Class A4, 1.10% (1 Month LIBOR USD + 0.15%), 08/25/36 (s) (v)	9,371	4,329,593
Series 2006-NC3, Class A4, 1.11% (1 Month LIBOR USD + 0.16%), 10/25/36 (s) (v)	5,852	2,973,003
Series 2006-HE5, Class A3, 1.11% (1 Month LIBOR USD + 0.16%), 11/25/36 (s) (v)	13,769	8,911,255
Series 2006-NC2, Class A5, 1.19% (1 Month LIBOR USD + 0.24%), 08/25/36 (s) (v)	463	219,681
Series 2005-NC2, Class A4, 1.65% (1 Month LIBOR USD + 0.70%), 11/25/35 (s) (v)	9,252	6,142,753
Nomura Resecuritization Trust
Series 2014-1R, Class 2A11, 2.54% (1 Month LIBOR USD + 0.13%), 02/26/37 (e) (v)	31,767	21,832,342
Series 2015-1R, Class 4A7, 2.91%, 12/26/37 (e) (v)	2,336	1,902,585
Series 2015-11R, Class 4A5, 3.72%, 06/26/37 (e) (v)	2,931	1,794,006
Series 2015-1R, Class 3A7, 3.80%, 03/26/37 (e) (v)	5,599	3,886,323
Series 2014-2R, Class 1A7, 3.95%, 01/26/36 (e) (v)	3,067	2,738,793
Series 2015-6R, Class 2A4, 6.04%, 01/26/37 (e) (v)	14,883	11,683,385
Option One Mortgage Loan Trust
Series 2007-FXD1, Class 3A6, 5.66%, 01/25/37 (s)	457	431,609
RALI Trust
Series 2007-QO3, Class A1, 1.11% (1 Month LIBOR USD + 0.16%), 03/25/47 (s) (v)	2,099	1,725,447
Series 2006-QO7, Class 2A1, 2.82% (12 Month US Treasury Average + 0.85%), 09/25/46 (v)	8,860	7,165,073
Series 2006-QS14, Class A30, 68.94% (1 Month LIBOR USD + 81.25%), 11/25/36 (i) (v)	89	291,730
Residential Asset Securitization Trust
Series 2005-A13, Class 1A1, 1.65% (1 Month LIBOR USD + 0.70%), 10/25/35 (v)	4,241	2,930,221
RFMSI Trust
Series 2007-S3, Class 1A5, 5.50%, 03/25/37	2,039	1,660,741
Securitized Asset Backed Receivables LLC Trust
Series 2006-NC3, Class A2B, 1.10% (1 Month LIBOR USD + 0.15%), 09/25/36 (s) (v)	6,465	2,535,532
Series 2007-NC1, Class A2B, 1.10% (1 Month LIBOR USD + 0.15%), 12/25/36 (s) (v)	4,372	2,535,923
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA1, Class A1A, 2.67% (12 Month US Treasury Average + 0.70%), 02/25/47 (v)	2,726	2,166,195
Series 2007-HY5, Class 1A1, 3.64%, 05/25/37 (v)	2,849	2,383,158
Series 2007-HY5, Class 3A1, 3.91%, 05/25/37 (v)	1,523	1,286,457
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR5, Class 1A1, 4.21%, 04/25/36 (v)	3,410	3,001,959
Total Residential Mortgage-Backed Securities		228,119,094
Total SECURITIZED CREDIT
(Cost $371,727,293)		307,920,508
CORPORATE CREDIT - 48.3%
Automotive - 0.0%
Motors Liquidation Co., 0.00%, 07/15/33 (f) (l) (n)	8,250	825
Basic Industrial - 1.3%
Cascades, Inc., 5.38%, 01/15/28 (c) (e) (u)	4,400	4,202,000
INEOS Group Holdings SA, 5.63%, 08/01/24 (c) (e) (u)	6,450	5,869,500
Total Basic Industrial		10,071,500
Construction & Building Materials - 5.6%
Boise Cascade Co., 5.63%, 09/01/24 (c) (e)	4,350	4,121,625
Lennar Corp., 4.75%, 11/29/27 (c) (r)	6,675	6,658,313
M/I Homes, Inc., 4.95%, 02/01/28 (c) (e)	7,025	5,962,469
Meritage Homes Corp., 5.13%, 06/06/27 (c)	6,500	6,110,000
PulteGroup, Inc., 5.00%, 01/15/27 (c)	7,100	7,084,380
Taylor Morrison Communities, Inc., 5.63%, 03/01/24 (c) (e)	2,832	2,662,080
Taylor Morrison Communities, Inc., 5.88%, 06/15/27 (c) (e) (r)	4,625	4,295,561
Toll Brothers Finance Corp., 4.35%, 02/15/28 (c) (r)	7,375	6,711,250
Total Construction & Building Materials		43,605,678
Diversified - 0.5%
Five Point Operating Company LP, 7.88%, 11/15/25 (c) (e)	4,750	4,085,000

Energy - 1.1%
EP Energy LLC, 6.38%, 06/15/23 (d)	2,385	239
EQT Corp., 7.00%, 02/01/30 (r)	3,357	2,500,819
Indigo Natural Resources LLC, 6.88%, 02/15/26 (e)	677	446,962
MEG Energy Corp., 7.13%, 02/01/27 (c) (e) (u)	660	326,119
Parsley Energy LLC, 5.63%, 10/15/27 (c) (e)	6,975	4,917,375
SM Energy Co., 5.00%, 01/15/24	793	261,690
SM Energy Co., 5.63%, 06/01/25	690	188,032
Total Energy		8,641,236
Financial Services - 0.9%
Ambac LSNI LLC, 6.45% (3 Month LIBOR USD + 5.00%), 02/12/23 (e) (u) (v)	7,580	7,201,409
Health Facilities - 2.4%
HCA, Inc., 5.25%, 06/15/26 (c)	11,000	11,536,455
Tenet Healthcare Corp., 4.88%, 01/01/26 (c) (e) (r)	6,975	6,643,687
Total Health Facilities		18,180,142
Infrastructure Services - 2.6%
Ashtead Capital, Inc., 4.25%, 11/01/29 (e) (r) (u)	4,600	3,896,453
Terex Corp., 5.63%, 02/01/25 (c) (e) (r)	8,625	8,108,362
United Rentals North America, Inc., 5.50%, 05/15/27 (c)	7,950	8,023,538
Total Infrastructure Services		20,028,353
Leisure - 4.1%
Boyd Gaming Corp., 6.38%, 04/01/26 (c)	4,600	3,979,000
Cedar Fair LP, 5.25%, 07/15/29 (c) (e)	4,415	3,730,675
ESH Hospitality, Inc., 5.25%, 05/01/25 (c) (e)	3,550	2,982,000
GLP Capital LP, 5.38%, 04/15/26 (c)	8,150	7,224,160
MGM Growth Properties Operating Partnership LP, 4.50%, 01/15/28 (c)	9,000	7,650,000
VICI Properties LP, 4.63%, 12/01/29 (c) (e)	6,950	6,341,041
Total Leisure		31,906,876
Media - 4.7%
CCO Holdings LLC, 4.75%, 03/01/30 (c) (e)	14,100	14,029,500
CSC Holdings LLC, 5.50%, 04/15/27 (c) (e) (r)	9,800	10,142,020
CSC Holdings LLC, 10.88%, 10/15/25 (c) (e)	5,128	5,544,650
Lamar Media Corp., 5.75%, 02/01/26 (c) (r)	6,375	6,470,625
Total Media		36,186,795
Metals & Mining - 3.4%
Alcoa Nederland Holding BV, 7.00%, 09/30/26 (c) (e) (r)	8,625	8,021,250
ArcelorMittal SA, 6.13%, 06/01/25 (r) (u)	6,075	6,013,688
ArcelorMittal SA, 6.75%, 03/01/41 (c) (u)	3,475	3,418,466
Kinross Gold Corp., 4.50%, 07/15/27 (r) (u)	9,000	8,470,890
Total Metals & Mining		25,924,294
Oil Gas Transportation & Distribution - 6.8%
Antero Midstream Partners LP, 5.38%, 09/15/24 (c)	5,825	4,046,627
Buckeye Partners LP, 4.13%, 12/01/27 (c)	2,750	2,254,175
Crestwood Midstream Partners LP, 6.25%, 04/01/23 (c)	5,000	2,801,000
Enable Midstream Partners LP, 4.15%, 09/15/29 (r)	12,048	5,343,546
Energy Transfer Operating LP, 4.75%, 01/15/26	662	603,457
EnLink Midstream LLC, 5.38%, 06/01/29 (c)	5,245	2,727,400
Genesis Energy LP, 6.50%, 10/01/25 (c)	8,825	6,378,710
Global Partners LP, 7.00%, 08/01/27 (c)	4,925	3,693,750
Holly Energy Partners LP, 5.00%, 02/01/28 (c) (e)	5,327	4,461,363
NuStar Logistics LP, 5.63%, 04/28/27 (c)	4,750	3,651,800
Parkland Fuel Corp., 6.00%, 04/01/26 (c) (e) (u)	3,842	3,573,060
Phillips 66 Partners LP, 3.75%, 03/01/28 (c)	648	597,874
Targa Pipeline Partners LP, 5.88%, 08/01/23 (c)	5,725	5,309,938
Targa Resources Partners LP, 5.25%, 05/01/23 (c)	5,000	4,300,000
Targa Resources Partners LP, 5.38%, 02/01/27 (c)	2,300	1,892,900
The Williams Companies, Inc., 3.75%, 06/15/27	648	593,590
Total Oil Gas Transportation & Distribution		52,229,190
Real Estate - 3.3%
American Homes 4 Rent LP, 4.25%, 02/15/28 (r)	7,375	7,308,326
iStar, Inc., 4.25%, 08/01/25 (c)	2,995	2,463,227
iStar, Inc., 4.75%, 10/01/24 (c)	1,000	840,000
iStar, Inc., 5.25%, 09/15/22 (c)	3,601	3,322,210
Service Properties Trust, 4.95%, 02/15/27 (c)	4,927	3,733,601
Starwood Property Trust, Inc., 4.75%, 03/15/25 (c) (r)	8,700	7,656,000
Total Real Estate		25,323,364
Telecommunication Services - 7.0%
American Tower Corp., 3.60%, 01/15/28 (c)	7,529	7,483,258
Crown Castle International Corp., 3.80%, 02/15/28 (c) (r)	8,975	9,174,795
Digital Realty Trust LP, 3.60%, 07/01/29 (c)	1,125	1,096,539
Digital Realty Trust LP, 3.70%, 08/15/27 (r)	6,809	6,760,231
Equinix, Inc., 5.38%, 05/15/27 (c)	8,900	8,801,210
Level 3 Financing, Inc., 4.63%, 09/15/27 (c) (e)	9,000	8,945,100

SBA Communications Corp., 4.88%, 09/01/24 (c)	7,025	7,121,594
T-Mobile USA, Inc., 4.75%, 02/01/28 (c)	4,575	4,766,235
Total Telecommunication Services		54,148,962
Transportation - 0.6%
Watco Companies LLC, 6.38%, 04/01/23 (c) (e)	5,050	4,923,750
Utility - 4.0%
AES Corp., 4.88%, 05/15/23 (r)	3,654	3,516,938
AES Corp., 6.00%, 05/15/26 (c)	2,275	2,240,875
Calpine Corp., 5.75%, 01/15/25 (c)	2,119	1,960,075
Emera, Inc., 6.75%, 06/15/76 (c) (u) (v)	9,600	8,702,496
NRG Energy, Inc., 6.63%, 01/15/27 (c) (r)	6,875	7,150,000
Pattern Energy Group, Inc., 5.88%, 02/01/24 (c) (e)	7,550	7,494,734
Total Utility		31,065,118
Total CORPORATE CREDIT
(Cost $418,040,428)		373,522,492
Term Loans - 2.0%
Buckeye Partners LP, 4.41% (1 Month LIBOR USD + 0.55%), 11/1/2026 (Acquired 10/16/19, Cost $1,990,000) (p) (v)	2,000	1,824,000
Crestwood Holdings LLC, 8.50% (3 Month LIBOR USD + 0.75%), 3/5/2023 (Acquired 02/20/18-10/09/18, Cost $3,608,069) (p) (v)	3,660	1,449,202
EPIC Y-Grade Services LP, 7.00% (1 Month LIBOR USD + 0.55%), 6/13/2024 (Acquired 06/07/18-03/04/19, Cost $4,325,895) (p) (v)	4,400	3,176,800
Level 3 Financing, Inc., 2.12% (1 Month LIBOR USD + 0.55%), 03/01/2027 (Acquired 02/06/2020, Cost $4,993,750) (p) (v)	5,000	4,650,000
Texas Nevada Transmission LLC, 0.00%, 10/31/2025 (Acquired 10/17/16, Cost $0) (p)	26	276
Zayo Group Holdings, Inc., 3.99% (1 Month LIBOR USD + 0.55%), 3/9/2027 (Acquired 2/21/20-2/24/20), Cost $4,996,250) (p) (v)	5,000	4,700,000
Total TERM LOANS		15,800,278
(Cost $19,913,964)
	Shares	Value
COMMON STOCKS - 32.0%
Airports - 1.3%
Aena SME SA (e) (u)	32,390	3,514,136
Grupo Aeroportuario del Pacifico SAB de CV (u)	475,426	2,570,477
Japan Airport Terminal Company Ltd. (u)	18,249	701,343
Sydney Airport (u)	955,900	3,302,734
Total Airports		10,088,690
Communications - 3.0%
American Tower Corp. (c)	54,139	11,788,767
China Tower Corporation Ltd. (e) (u)	11,998,784	2,666,141
Crown Castle International Corp. (c)	5,665	818,026
Infrastrutture Wireless Italiane SpA (e) (u)	166,000	1,797,416
SBA Communications Corp. (c)	21,400	5,777,358
Total Communications		22,847,708
Datacenters - 0.5%
CyrusOne, Inc. (c)	19,580	1,209,065
Digital Realty Trust, Inc. (c)	10,700	1,486,337
Equinix, Inc. (c)	864	539,628
Keppel DC REIT (u)	327,960	526,347
Total Datacenters		3,761,377
Diversified - 1.0%
CapitaLand Ltd. (u)	307,999	617,208
City Developments Ltd. (u)	185,881	942,541
CK Asset Holdings Ltd. (u)	154,093	836,061
Dexus (u)	358,750	1,988,051
Hufvudstaden AB (u)	45,550	622,388
Mirvac Group (u)	397,049	504,449
Sun Hung Kai Properties Ltd. (u)	96,012	1,255,264
Swire Properties Ltd. (u)	280,002	782,254
Tokyu Fudosan Holdings Corp. (u)	68,574	329,368
Total Diversified		7,877,584
Electricity Transmission & Distribution - 2.1%
CPFL Energia SA (u)	175,306	910,926
National Grid PLC (c) (u)	927,285	10,834,630
Sempra Energy (c)	36,783	4,156,111
Total Electricity Transmission & Distribution		15,901,667
Gas Utilities - 0.5%
China Gas Holdings Ltd. (u)	518,730	1,793,732
NiSource, Inc. (c)	94,700	2,364,659
Total Gas Utilities		4,158,391
Healthcare - 0.5%
CareTrust REIT, Inc. (c)	39,378	582,401
Healthpeak Properties, Inc. (c)	29,638	706,866
Physicians Realty Trust (c)	63,935	891,254
Welltower, Inc. (c)	44,207	2,023,796
Total Healthcare		4,204,317
Hotel - 0.2%
Host Hotels & Resorts, Inc.	39,242	433,232

Park Hotels & Resorts, Inc.	67,630	534,953
Pebblebrook Hotel Trust (c)	27,647	301,076
Ryman Hospitality Properties, Inc.	8,374	300,208
Total Hotel		1,569,469
Industrial - 1.4%
Americold Realty Trust (c)	32,851	1,118,248
Duke Realty Corp.	22,720	735,674
GLP J-REIT (u)	1,094	1,240,536
Granite Real Estate Investment Trust (u)	10,343	427,229
LaSalle Logiport REIT (u)	570	772,660
Mitsui Fudosan Logistics Park, Inc. (u)	169	714,918
Prologis, Inc. (c)	50,082	4,025,090
Tritax Big Box REIT PLC (c) (u)	1,070,722	1,490,482
Tritax EuroBox PLC (e) (u)	342,416	398,108
Total Industrial		10,922,945
Manufactured Homes - 0.1%
Sun Communities, Inc.	3,377	421,618
Midstream - 0.7%
Cheniere Energy, Inc. (c) (n)	53,800	1,802,300
The Williams Companies, Inc.	231,553	3,276,475
Total Midstream		5,078,775
Net Lease - 0.5%
Four Corners Property Trust, Inc. (c)	28,170	527,061
MGM Growth Properties LLC (c)	64,802	1,533,863
National Retail Properties, Inc. (c)	25,467	819,783
VICI Properties, Inc. (c)	53,552	891,105
Total Net Lease		3,771,812
Office - 1.5%
Allied Properties Real Estate Investment Trust (u)	28,041	891,462
alstria office REIT-AG (n) (u)	29,990	430,386
Boston Properties, Inc.	851	78,488
CapitaLand Commercial Trust (u)	888,398	953,304
Cousins Properties, Inc.	21,016	615,138
Derwent London PLC (u)	28,790	1,162,980
Douglas Emmett, Inc. (c)	33,927	1,035,113
Gecina SA (u)	4,861	639,658
Invesco Office J-Reit, Inc. (u)	4,776	632,643
Keppel REIT (u)	480,490	319,638
Kilroy Realty Corp. (c)	15,307	975,056
MCUBS MidCity Investment Corp. (u)	1,109	785,844
Mitsui Fudosan Company Ltd. (u)	101,313	1,754,206
Vornado Realty Trust (c)	24,860	900,180
Total Office		11,174,096
Pipeline (MLP) - 0.0%
Thunderbird Resources Equity, Inc. (f) (l) (n)	11	11
Pipelines - 1.6%
Pembina Pipeline Corp. (u)	154,700	2,902,068
TC Energy Corp. (c) (u)	212,238	9,433,303
Total Pipelines		12,335,371
Rail - 1.9%
Canadian Pacific Railway Ltd. (u)	800	175,672
Canadian Pacific Railway Ltd. (u)	17,900	3,950,007
CSX Corp. (c)	42,400	2,429,520
East Japan Railway Co. (u)	40,300	3,049,517
MTR Corp Ltd. (u)	388,054	1,996,010
Rumo SA (n) (u)	848,938	3,215,315
Total Rail		14,816,041
Renewables/Electric Generation - 9.5%
Ameren Corp. (c)	64,500	4,697,535
American Electric Power Company, Inc. (c)	104,900	8,389,902
Chubu Electric Power Company, Inc. (u)	234,000	3,302,486
CLP Holdings Ltd. (u)	314,491	2,880,739
CMS Energy Corp. (c)	135,473	7,959,039
EDP - Energias de Portugal SA (n) (u)	727,600	2,927,417
Entergy Corp. (c)	71,200	6,690,664
FirstEnergy Corp. (c)	143,500	5,750,045
NextEra Energy, Inc. (c)	69,200	16,650,904
Orsted A/S (e) (u)	22,300	2,183,118
RWE Ag (u)	89,900	2,351,031
Vistra Energy Corp.	25,848	412,534
Xcel Energy, Inc. (c)	153,400	9,250,020
Total Renewables/Electric Generation		73,445,434

Residential - 1.3%
American Homes 4 Rent	13,269	307,841
AvalonBay Communities, Inc. (c)	10,542	1,551,466
Boardwalk Real Estate Investment Trust (u)	40,969	666,951
Deutsche Wohnen SE (u)	41,700	1,580,377
Equity Residential (c)	34,015	2,099,066
Essex Property Trust, Inc. (c)	4,558	1,003,854
Mid-America Apartment Communities, Inc. (c)	12,972	1,336,505
Vonovia SE (c) (n) (u)	35,622	1,771,965
Total Residential		10,318,025
Retail - 0.2%
Capital & Counties Properties PLC (u)	108,400	220,666
Federal Realty Investment Trust (c)	6,073	453,106
Hammerson PLC (u)	234,462	223,559
Hang Lung Properties Ltd. (u)	305,081	615,208
Retail Properties of America, Inc. (c)	65,762	339,990
Total Retail		1,852,529
Self Storage - 0.3%
Public Storage (c)	12,981	2,578,156
Toll Roads - 2.1%
Atlantia SpA (c) (u)	161,928	2,011,547
Ferrovial SA (c) (n) (u)	146,757	3,483,535
Promotora y Operadora de Infraestructura SAB de CV (u)	414,817	2,783,283
Transurban Group (u)	775,695	5,777,876
Vinci SA (c) (u)	27,400	2,238,837
Total Toll Roads		16,295,078
Water - 1.8%
American Water Works Company, Inc. (c)	57,200	6,838,832
China Water Affairs Group Ltd. (u)	2,459,054	1,836,494
Pennon Group PLC (c) (u)	414,500	5,542,338
Total Water		14,217,664
Total COMMON STOCKS
(Cost $260,410,075)		247,636,758
SHORT-TERM INVESTMENT - 18.3%
Money Market Fund - 18.3%
First American Treasury Obligations Fund, Class X, 0.32% (y)	141,395,041	141,395,041
Total SHORT-TERM INVESTMENT
(Cost $141,395,041)		141,395,041
Total Investments - 140.8%
(Cost $1,214,162,991)		1,089,266,786
Liabilities in Excess of Other Assets - (40.8)%		(315,760,938)
TOTAL NET ASSETS - 100.0%		$773,505,848

LIBOR — London Interbank Offered Rate
USD — United States Dollar
LLC — Limited Liability Company
LP — Limited Partnership
MLP — Master Limited Partnership
(c) - All or a portion of this security is pledged as collateral for credit facility. As of March 31, 2020, the total value of the collateral was $414,885,725.
(d) - Issuer is currently in default on its regularly scheduled interest payment.
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of March 31, 2020, the total value of all such securities was $261,984,394 or 33.9% of net assets.

(f) - Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of March 31, 2020, the total value of all such securities was $3,324,107 or 0.4% of net assets.

(i) - Security is an inverse floating rate bond. Reference interest rates are typically based on a negative multiplier or slope.
(l) - Level 3 security - Value determined using significant unobservable inputs.
(n) - Non-income producing security.
(p) - Restricted security. Purchased in a private placement transaction; resale to the public may require registration. As of March 31, 2020 the total value of all such securities was $19,123,549 or 2.5% of net assets.

(r) - Portion or entire principal amount delivered as collateral for reverse repurchase agreements. As of March 31, 2020, the total value of the collateral was $78,170,980.
(s) - Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of March 31, 2020.
(u) - Foreign security or a U.S. security of a foreign company.
(v) - Variable rate security –Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor.
(y) - The rate quoted is the annualized seven-day yield as of March 31, 2020.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Securities for which market prices are not readily available cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2020:

Asset Type	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$-	$2,991,709	$-	$2,991,709
Securitized Credit	-	304,597,237	3,323,271	307,920,508
Corporate Credit	-	373,521,667	825	373,522,492
Term Loans	-	15,800,278	-	15,800,278
Common Stocks	159,256,113	88,380,634	11	247,636,758
Money Market Fund	141,395,041	-	-	141,395,041
Total Investments	$300,651,154	$785,291,525	$3,324,107	$1,089,266,786

The fair value of the Fund’s credit facility and reverse repurchase agreements, which qualify as financial instruments under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 Disclosures about Fair Values of Financial Instruments, approximates the carrying amounts presented herein.   As of March 31, 2020, these financial instruments are categorized as a Level 2 within the disclosure hierarchy.

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value these Level 3 investments as of March 31, 2020.

			Quantitative Information about Level 3 Fair Value Measurements
Asset Type	Value as of March 31, 2020	Valuation Approach	Valuation Methodology	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input (1)
Securitized Credit
Class B Notes	$ 3,323,271	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.3%-12.8% (10.6%)	Decrease
Corporate Credit
Motors Liquidation Co.	825	Asset-Based Approach	Analysis of Residual Value	Anticipated Residual Value	$0.01	Increase
Common Stocks
Thunderbird Resources Equity, Inc.	11	Asset-Based Approach	Analysis of Enterprise Value	Enterprise Value	$1	Increase

Total	$ 3,324,107
 (1) The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.  A decrease to the unobservable input would have the opposite effect.  Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Securitized Credit	Corporate Credit	Common Stocks	Total
Balance as of December 31, 2019	$3,353,491	$825	$11	$3,354,327
Accrued discounts (premiums)	-	-	-	-
Realized gain (loss)	-	-	-	-
Change in unrealized appreciation (depreciation)	(15,261)	-	-	(15,261)
Purchases at cost	-	-	-	-
Sales proceeds	(14,949)	-	-	(14,959)
Balance as of March 31, 2020	$3,323,271	$825	$11	$3,324,107
Change in unrealized gains or losses relating to assets still held at the reporting date	$(15,261)	$-	$-	$(15,261)

For further information regarding the security characteristics of the Fund, see the Schedule of Investments.

Credit facility: The Fund has established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.70% plus the 3-month London Interbank Offered Rate (“LIBOR”) on the amount of eligible equity securities outstanding, and 0.80% plus the 3-month LIBOR on the amount of other eligible securities outstanding. As of March 31, 2020, the Fund had outstanding borrowings of $251,000,000. For the three months ended March 31, 2020, the Fund borrowed an average daily balance of $197,945,055 at a weighted average borrowing cost of 2.47%. As of March 31, 2020, the total value of the collateral was $414,885,725.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability. Interest payments made by the Fund to counterparties are recorded as a component of interest expense. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At March 31, 2020, the Fund had the following reverse repurchase agreements outstanding:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable For Reverse Repurchase Agreements

JPMorgan Chase	1.25%	03/13/20	04/07/20	$1,491,000	$1,491,984
JPMorgan Chase	1.35	03/05/20	04/07/20	3,966,000	3,970,016
JPMorgan Chase	1.45	03/05/20	04/07/20	10,881,000	10,892,833
JPMorgan Chase	1.55	03/05/20	04/07/20	213,000	213,248
JPMorgan Chase	1.65	03/13/20	04/07/20	5,965,000	5,970,194
JPMorgan Chase	2.00	03/17/20	04/07/20	2,432,000	2,434,027
JPMorgan Chase	2.50	03/17/20	04/07/20	1,548,000	1,549,613
JPMorgan Chase	2.50	03/23/20	04/07/20	3,703,000	3,705,314
JPMorgan Chase	2.75	03/17/20	04/04/20	9,251,000	9,261,600
RBC Capital Markets	2.25	02/14/20	05/13/20	9,473,000	9,500,874
RBC Capital Markets	2.25	02/21/20	05/21/20	6,168,000	6,183,392
RBC Capital Markets	2.26	02/13/20	05/13/20	4,089,000	4,101,307
RBC Capital Markets	2.46	01/03/20	04/03/20	4,731,000	4,759,753
RBC Capital Markets	2.95	03/18/20	06/18/20	4,710,375	4,715,779
Total				$68,621,375	$68,749,934
(1)
The average daily balance of reverse repurchase agreements outstanding for the Fund during the three months ended March 31, 2020 was $58,917,611 at a weighted average daily interest rate of 2.33%.  As of March 31, 2020,  the total value of the collateral was $78,170,980.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
Corporate Credit	$-	$44,181,000	$24,440,375	$-	$68,621,375
Total	$-	$44,181,000	$24,440,375	$-	$68,621,375